Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and due from banks, net of allowance for credit losses of $18 and $29		$ 4,922	$ 5,030
Interest-bearing deposits with the Federal Reserve and other central banks		111,550	91,655
Interest-bearing deposits with banks, net of allowance for credit losses of $2 and $4 (includes restricted of $3,420 and $6,499)		12,139	17,169
Federal funds sold and securities purchased under resale agreements		28,900	24,298
Securities:
Held-to-maturity, at amortized cost, net of allowance for credit losses of $1 and less than $1 (fair value of $44,711 and $49,992)		49,578	56,194
Available-for-sale, at fair value (amortized cost of $80,678 and $92,484, net of allowance for credit losses of less than $1 and $1)		76,817	86,622
Total securities		126,395	142,816
Trading assets		10,058	9,908
Loans		66,879	66,063
Allowance for credit losses		(303)	(176)
Net loans		66,576	65,887
Premises and equipment		3,163	3,256
Accrued interest receivable		1,150	858
Goodwill		16,261	16,150
Intangible assets		2,854	2,901
Other assets, net of allowance for credit losses on accounts receivable of $4 and $4 (includes $1,187 and $1,009, at fair value)		25,985	25,855
Total assets		409,953	405,783
Deposits:
Noninterest-bearing (principally U.S. offices)		58,274	78,017
Interest-bearing deposits in U.S. offices		132,616	108,362
Interest-bearing deposits in non-U.S. offices		92,779	92,591
Total deposits		283,669	278,970
Federal funds purchased and securities sold under repurchase agreements		14,507	12,335
Trading liabilities		6,226	5,385
Payables to customers and broker-dealers		18,395	23,435
Other borrowed funds		479	397
Accrued taxes and other expenses		5,567	5,410
Other liabilities (including allowance for credit losses on lending-related commitments of $87 and $78, also includes $195 and $221, at fair value)		8,844	8,543
Long-term debt		31,257	30,458
Total liabilities		368,944	364,933
Temporary equity
Redeemable noncontrolling interests		85	109
Permanent equity
Preferred stock – par value $0.01 per share; authorized 100,000,000 shares; issued 43,826 and 48,826 shares		4,343	4,838
Common stock – par value $0.01 per share; authorized 3,500,000,000 shares; issued 1,402,429,447 and 1,395,725,198 shares		14	14
Additional paid-in capital		28,908	28,508
Retained earnings		39,653	37,864
Accumulated other comprehensive loss, net of tax		(4,893)	(5,966)
Less: Treasury stock of 643,085,355 and 587,280,598 common shares, at cost		(27,151)	(24,524)
Total The Bank of New York Mellon Corporation shareholders’ equity		40,874	40,734
Nonredeemable noncontrolling interests of consolidated investment management funds		50	7
Total permanent equity	[1]	40,924	40,741	[2]
Total liabilities, temporary equity and permanent equity		$ 409,953	$ 405,783

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,896 million at Dec. 31, 2022 and $36,531 million at Dec. 31, 2023.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $38,196 million at Dec. 31, 2021 and $35,896 million at Dec. 31, 2022.